LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 43.1%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	$1,095,000	$1,097,298
4.50%, 04/15/2027	10,320,000	10,399,503
3.38%, 02/29/2028	9,220,000	9,146,528
1.38%, 10/31/2028	21,070,000	19,813,207
3.50%, 02/15/2029	9,440,000	9,356,663
4.25%, 02/28/2029	14,535,000	14,701,358
4.63%, 04/30/2029	25,165,000	25,732,195
3.25%, 06/30/2029	17,505,000	17,187,038
4.00%, 02/28/2030	19,860,000	19,936,026
3.88%, 06/30/2030	3,135,000	3,130,469
3.63%, 09/30/2030	13,500,000	13,333,887
3.63%, 12/31/2030	4,380,000	4,320,973
TOTAL U.S. TREASURY SECURITIES (Cost $147,854,100)		148,155,145

CORPORATE BONDS - 18.2%	Par	Value
Aerospace & Defense - 1.1%
Boeing Co.
3.25%, 02/01/2028	1,185,000	1,161,460
5.15%, 05/01/2030	935,000	949,117
Honeywell Aerospace, Inc., 4.00%, 03/16/2029 (a)	1,185,000	1,174,229
RTX Corp., 4.13%, 11/16/2028	495,000	492,898
		3,777,704

Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	920,000	927,782

Banks - 6.2%
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	305,000	301,808
Citibank NA, 4.58%, 05/29/2027	1,280,000	1,285,404
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	815,000	805,808
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	570,000	576,776
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	465,000	486,503
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	560,000	569,557
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	3,800,000	3,869,259
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,875,000	1,868,439
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	5,740,000	5,652,821
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	1,015,000	1,041,704
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	505,000	498,398
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	1,410,000	1,428,643
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	2,830,000	2,878,083
		21,263,203

Beverages - 0.0% (b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (a)	125,000	124,997

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	820,000	831,982

Electric - 0.9%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	790,000	804,157
Florida Power & Light Co.
5.05%, 04/01/2028	775,000	787,892
4.40%, 05/15/2028	1,010,000	1,013,786
Wisconsin Public Service Corp., 4.25%, 01/15/2031	665,000	657,270
		3,263,105

Food - 1.9%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	995,000	988,147
Mars, Inc.
4.60%, 03/01/2028 (a)	2,295,000	2,308,880
4.80%, 03/01/2030 (a)	3,185,000	3,218,781
		6,515,808

Healthcare-Products - 0.7%
Abbott Laboratories, 4.00%, 03/15/2031	565,000	556,181
Augusta SpinCo Corp.
4.40%, 03/23/2029	700,000	697,997
4.66%, 03/23/2031	1,035,000	1,029,934
		2,284,112

Healthcare-Services - 0.8%
HCA, Inc., 5.00%, 03/01/2028	1,100,000	1,110,768
UnitedHealth Group, Inc.
4.40%, 06/15/2028	435,000	436,386
4.25%, 01/15/2029	1,300,000	1,297,688
		2,844,842

Insurance - 0.2%
Brown & Brown, Inc., 4.60%, 12/23/2026	520,000	521,479

Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	1,090,000	1,084,120

Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.20%, 03/06/2031	745,000	733,849

Packaging & Containers - 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,605,000	1,644,255

Pharmaceuticals - 0.8%
AbbVie, Inc., 4.80%, 03/15/2029	355,000	360,693
CVS Health Corp., 5.00%, 01/30/2029	1,640,000	1,661,251
Novartis Capital Corp., 4.10%, 03/16/2029	570,000	569,264
		2,591,208

Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	680,000	705,468
Energy Transfer LP, 6.05%, 12/01/2026	1,245,000	1,256,385
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	415,000	416,657
		2,378,510

REITS - 1.7%
American Homes 4 Rent LP, 4.90%, 02/15/2029	910,000	914,380
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	385,000	384,762
Essex Portfolio LP, 1.70%, 03/01/2028	495,000	469,698
Healthcare Realty Holdings LP
3.75%, 07/01/2027	2,063,000	2,043,226
2.05%, 03/15/2031	890,000	772,694
Kite Realty Group LP, 4.00%, 10/01/2026	1,125,000	1,121,762
		5,706,522

Retail - 0.4%
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	760,000	766,304
4.20%, 04/01/2030	525,000	518,714
		1,285,018

Semiconductors - 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	550,000	552,482
4.30%, 01/15/2031	250,000	247,781
		800,263

Software - 0.5%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	305,000	302,524
Oracle Corp.
4.80%, 08/03/2028	580,000	580,212
4.95%, 02/04/2031	700,000	685,348
		1,568,084

Telecommunications - 0.6%
AT&T, Inc., 4.40%, 04/30/2031	415,000	410,829
T-Mobile USA, Inc.
4.80%, 07/15/2028	600,000	605,661
4.85%, 01/15/2029	1,200,000	1,213,674
		2,230,164
TOTAL CORPORATE BONDS (Cost $62,350,283)		62,377,007

MORTGAGE-BACKED SECURITIES - 11.3%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 4.94% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor) (a)	600,000	567,000
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(c)	7,146	6,947
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	122,849	121,520
BLP Commercial Mortgage Trust
Series 2024-IND2, Class B, 5.36% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)	454,028	453,744
Series 2025-IND2, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 12/15/2042, (1.50% Floor) (a)	1,000,000	999,999
BX Trust
Series 2022-VAMF, Class B, 4.95% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor) (a)	190,256	190,137
Series 2024-XL5, Class A, 5.06% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (a)	916,929	917,979
Series 2025-DELC, Class A, 5.22% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor) (a)	355,000	355,000
Series 2026-RISE, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (a)	2,250,000	2,250,000
DK Trust, Series 2025-LXP, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor) (a)	925,000	925,000
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041 (a)	989,520	1,000,649
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.16% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (a)	1,470,000	1,498,411
Series 2022-R04, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)	1,150,000	1,165,769
Series 2022-R05, Class 2M2, 6.66% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (a)	35,000	35,498
Series 2022-R06, Class 1M2, 7.51% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)	2,375,000	2,439,196
Series 2022-R07, Class 1M2, 8.31% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)	1,050,000	1,091,013
Series 2022-R08, Class 1M2, 7.26% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)	1,930,000	1,987,066
Series 2023-R01, Class 1M2, 7.41% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)	865,000	899,170
Series 2023-R02, Class 1M2, 7.01% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)	1,445,000	1,492,483
Series 2023-R04, Class 1M2, 7.21% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)	600,000	624,217
Series 2023-R05, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)	550,000	570,242
Series 2023-R06, Class 1M2, 6.36% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (a)	2,050,000	2,094,793
Series 2023-R08, Class 1M2, 6.16% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor) (a)	380,000	386,719
Series 2024-R02, Class 1M2, 5.46% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor) (a)	210,000	210,065
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1B, 6.76% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor) (a)	745,000	769,996
Series 2023-DNA2, Class M1B, 6.91% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)	1,605,000	1,665,581
Series 2023-HQA1, Class M1B, 7.16% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)	890,000	929,191
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	285,623	281,341
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)	1,898,277	1,894,717
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.43% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor) (a)	805,692	804,684
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor) (a)	1,500,000	1,499,063
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.07% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)	1,300,000	1,298,780
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.66% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)	1,875,000	1,874,997
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(c)	1,000,000	1,011,999
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 4.67% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor) (a)	1,000,000	945,510
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor) (a)	1,500,000	1,499,999
SMR Mortgage Trust, Series 2022-IND, Class A, 5.32% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor) (a)	1,137,981	1,135,274
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.41% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor) (a)	1,000,000	991,875
TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,179,005)		38,885,624

ASSET-BACKED SECURITIES - 8.1%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,894,924
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	200,000	200,634
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,450,000	2,466,038
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	115,212	115,236
Series 2024-P4, Class A3, 4.64%, 01/10/2030	399,587	401,259
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	1,000,000	998,445
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	622,375	612,657
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	910,630	916,234
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,451,321
Series 2024-D, Class A3, 4.61%, 08/15/2029	750,000	754,502
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A3, 5.78%, 08/16/2028	756,339	764,016
Series 2024-2, Class A3, 5.10%, 03/16/2029	608,772	612,024
GM Financial Leasing Trust
Series 2024-2, Class A3, 5.39%, 07/20/2027	1,207,398	1,210,450
Series 2026-1, Class A3, 3.88%, 01/22/2029	1,000,000	994,928
Hilton Grand Vacations, Inc.
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	45,961	46,584
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	253,427	257,102
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	609,992	614,215
Series 2026-1, Class A3, 3.78%, 09/23/2030	1,885,000	1,874,627
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	500,000	503,009
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	1,240,000	1,258,054
LAD Auto Receivables Trust, Series 2026-1A, Class A3, 3.92%, 04/15/2031 (a)	1,000,000	991,309
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	1,441,645	1,460,394
Series 2025-1A, Class A, 4.97%, 09/22/2042 (a)	436,602	439,745
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)	79,155	80,671
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	1,007,063	984,379
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,358,116	2,380,682
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	36,540	36,587
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,131,878	1,135,593
World Omni Auto Trust, Series 2026-A, Class A3, 3.86%, 05/15/2031	1,300,000	1,291,539
TOTAL ASSET-BACKED SECURITIES (Cost $27,652,876)		27,747,158

U.S. GOVERNMENT AGENCY ISSUES - 4.2%	Par	Value
Federal Home Loan Banks
4.00%, 03/10/2027	1,500,000	1,502,720
1.10%, 02/25/2028	2,365,000	2,244,420
3.50%, 03/03/2028	7,000,000	6,964,491
Federal National Mortgage Association, 0.75%, 10/08/2027	3,825,000	3,652,759
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,282,892)		14,364,390

MUNICIPAL BONDS - 0.3%	Par	Value
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.42% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (a)	1,000,000	995,938
TOTAL MUNICIPAL BONDS (Cost $1,000,000)		995,938

TOTAL INVESTMENTS - 85.2% (Cost $292,319,156)		$292,525,262
Money Market Deposit Account - 6.0% (d)(e)		20,617,277
Other Assets in Excess of Liabilities - 8.8% (f)		30,376,045
TOTAL NET ASSETS - 100.0%		$343,518,584

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $56,223,836 or 16.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of the collateral totals $1,336,265.
(f)	Includes assets pledges as collateral for derivative contracts. As of the reporting date, the value of these assets totals $32,946,404.

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee	10	05/18/2026	$1,118,813	$(30,364)
Brent Crude Oil	49	04/30/2026	5,094,530	(89,470)
CAC40 10 Euro Index	29	04/17/2026	2,622,925	32,706
Canadian 10 Year Government Bonds	138	06/19/2026	11,905,240	(115,953)
Corn No. 2 Yellow	213	05/14/2026	4,875,038	(77,383)
Crude Oil	39	04/21/2026	3,953,820	271,006
Crude Soybean Oil	131	05/14/2026	5,413,968	733,703
Dollar Index	39	06/15/2026	3,890,601	36,354
Dow Jones Industrial Average Index	28	06/18/2026	6,521,480	(2,876)
Euro STOXX 50 Quanto Index	72	06/19/2026	4,573,027	(36,584)
FTSE 100 Index	184	06/19/2026	24,838,734	(308,643)
German Stock Index	9	06/19/2026	5,939,162	(87,579)
Gold	15	06/26/2026	7,017,900	227,280
Hard Red Winter Wheat	161	07/14/2026	5,222,438	150,783
London Metals - Aluminum(a)	102	06/15/2026	8,879,457	886,371
London Metals - Copper(a)	43	06/15/2026	13,258,533	(784,721)
London Metals - Zinc(a)	60	06/15/2026	4,864,500	(172,804)
Long Gilt	56	06/26/2026	6,507,094	(297,155)
Low Sulphur Gas Oil	59	05/12/2026	7,311,575	440,378
Nasdaq 100 Index	23	06/18/2026	11,000,900	(288,016)
Nikkei 225 Index	56	06/11/2026	18,052,109	(1,183,677)
NY Harbor ULSD	30	04/30/2026	5,183,388	110,204
Reformulated Gasoline Blendstock	43	04/30/2026	5,786,243	149,675
Russell 2000 Index	119	06/18/2026	14,947,590	(41,713)
S&P 500 Index	20	06/18/2026	6,570,750	(94,110)
Soybean Meal	105	05/14/2026	3,322,200	(97,839)
Soybeans	292	05/14/2026	17,096,600	4,690
TOPIX Index	102	06/11/2026	22,520,273	(1,111,160)
U.S. Treasury Long Bonds	25	06/18/2026	2,846,875	16,312
Wheat	105	05/14/2026	3,235,313	83,538
				$(1,677,047)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(15)	06/12/2026	$1,232,948	$6,799
3 Month Euribor	(712)	06/14/2027	199,919,784	195,341
3-Month Secured Overnight Financing Rate	(594)	09/14/2027	143,220,825	45,070
Australian Government 10 Year Bonds	(603)	06/15/2026	44,829,878	367,611
Cotton No.2	(75)	05/06/2026	2,625,000	(212,261)
Euro-BOBL	(627)	06/08/2026	83,654,596	(39,566)
Euro-Bund	(45)	06/08/2026	6,521,973	(16,316)
Euro-Schatz	(1,804)	06/08/2026	220,506,033	1,042,155
Hang Seng Index	(3)	04/29/2026	473,556	(249)
ICE 3 Month SONIA Rate	(13)	09/14/2027	4,116,486	(3,853)
Japanese 10 Year Government Bonds	(51)	06/15/2026	41,875,240	468,754
London Cocoa	(23)	05/13/2026	757,108	135,998
London Metals - Aluminum(a)	(7)	06/15/2026	609,374	(55,411)
London Metals - Copper(a)	(13)	06/15/2026	4,008,394	42,198
London Metals - Zinc(a)	(24)	06/15/2026	1,945,800	(99,986)
Natural Gas	(55)	04/28/2026	1,586,200	23,800
Silver	(3)	05/27/2026	1,123,785	(49,642)
Sugar #11	(167)	04/30/2026	2,902,861	(290,192)
U.S. Treasury 10 Year Notes	(137)	06/18/2026	15,213,422	(84,306)
U.S. Treasury 2 Year Notes	(663)	06/30/2026	137,536,242	420,167
U.S. Treasury 5 Year Note	(295)	06/30/2026	31,913,008	(127,612)
				$1,768,499
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$91,452

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Market Trend Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/01/2026	AUD	633,000	USD	433,730	$3,003
Bank of America	04/02/2026	AUD	1,321,000	USD	911,346	54
Bank of America	04/01/2026	CAD	6,741,000	USD	4,843,521	2,501
Bank of America	04/01/2026	CHF	1,368,000	USD	1,710,202	842
Bank of America	04/02/2026	CHF	376,000	USD	470,254	84
Bank of America	04/01/2026	EUR	2,800,000	USD	3,208,447	28,095
Bank of America	04/02/2026	EUR	2,287,000	USD	2,641,522	2,160
Bank of America	04/01/2026	GBP	324,000	USD	427,114	1,729
Bank of America	04/02/2026	GBP	1,401,000	USD	1,854,299	46
Bank of America	04/01/2026	JPY	1,029,986,000	USD	6,451,022	39,468
Bank of America	04/02/2026	JPY	183,726,000	USD	1,156,685	1,168
Bank of America	04/01/2026	MXN	4,000	USD	221	2
Bank of America	04/01/2026	NZD	404,000	USD	231,026	1,140
Bank of America	04/02/2026	NZD	253,000	USD	145,321	75
Bank of America	06/17/2026	USD	18,324,450	AUD	26,113,000	328,752
Bank of America	06/17/2026	USD	40,793,881	CAD	56,061,000	355,521
Bank of America	04/01/2026	USD	1,711,245	CHF	1,368,000	202
Bank of America	06/17/2026	USD	26,109,993	CHF	20,402,000	373,685
Bank of America	06/17/2026	USD	64,555,213	EUR	55,631,000	22,582
Bank of America	06/17/2026	USD	24,264,078	GBP	18,168,000	222,760
Bank of America	06/17/2026	USD	715,169	MXN	12,797,000	6,040
Bank of America	06/17/2026	USD	8,652,346	NZD	14,744,000	156,229
Bank of America	06/17/2026	AUD	96,589,000	USD	69,075,688	(2,511,659)
Bank of America	06/17/2026	CAD	2,578,000	USD	1,884,102	(24,519)
Bank of America	06/17/2026	CHF	3,434,000	USD	4,385,076	(53,222)
Bank of America	06/17/2026	EUR	21,017,000	USD	24,403,927	(23,953)
Bank of America	06/17/2026	GBP	10,496,000	USD	14,012,652	(123,524)
Bank of America	06/17/2026	JPY	2,131,938,000	USD	13,565,941	(43,507)
Bank of America	06/17/2026	MXN	422,761,000	USD	23,779,786	(353,050)
Bank of America	06/17/2026	NZD	16,086,000	USD	9,479,559	(210,125)
Bank of America	04/01/2026	USD	433,858	AUD	633,000	(2,874)
Bank of America	04/02/2026	USD	906,028	AUD	1,321,000	(5,372)
Bank of America	04/01/2026	USD	4,836,821	CAD	6,741,000	(9,202)
Bank of America	04/02/2026	USD	469,003	CHF	376,000	(1,336)
Bank of America	04/01/2026	USD	3,221,196	EUR	2,800,000	(15,347)
Bank of America	04/02/2026	USD	2,626,726	EUR	2,287,000	(16,956)
Bank of America	04/01/2026	USD	428,324	GBP	324,000	(519)
Bank of America	04/02/2026	USD	1,850,346	GBP	1,401,000	(3,999)
Bank of America	04/01/2026	USD	6,447,861	JPY	1,029,986,000	(42,629)
Bank of America	04/02/2026	USD	1,152,750	JPY	183,726,000	(5,103)
Bank of America	06/17/2026	USD	66,924,178	JPY	10,558,341,000	(45,156)
Bank of America	04/01/2026	USD	221	MXN	4,000	(3)
Bank of America	04/01/2026	USD	231,375	NZD	404,000	(792)
Bank of America	04/02/2026	USD	144,583	NZD	253,000	(813)
Net Unrealized Appreciation (Depreciation)						$(1,947,522)

AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Market Trend Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$148,155,145	$–	$148,155,145
Corporate Bonds	–	62,377,007	–	62,377,007
Mortgage-Backed Securities	–	38,885,624	–	38,885,624
Asset-Backed Securities	–	27,747,158	–	27,747,158
U.S. Government Agency Issues	–	14,364,390	–	14,364,390
Municipal Bonds	–	995,938	–	995,938
Total Investments	$–	$292,525,262	$–	$292,525,262

Other Financial Instruments:
Futures Contracts *	$5,890,893	$–	$–	$5,890,893
Forward Currency Contracts *	–	1,546,138	–	1,546,138
Total Other Financial Instruments	$5,890,893	$1,546,138	$–	$7,437,031

Liabilities:
Other Financial Instruments:
Futures Contracts *	$(5,799,441)	$–	$–	$(5,799,441)
Forward Currency Contracts *	–	(3,493,660)	–	(3,493,660)
Total Other Financial Instruments	$(5,799,441)	$(3,493,660)	$–	$(9,293,101)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.